Expense Example {- Fidelity® International Growth Fund} - 10.31 Fidelity International Growth Fund - AMCIZ PRO-12 - Fidelity® International Growth Fund	Dec. 30, 2020 USD ($)
Fidelity International Growth Fund-Class A
Expense Example:
1 year	$ 700
3 years	963
5 years	1,247
10 years	2,053
Fidelity International Growth Fund-Class M
Expense Example:
1 year	506
3 years	834
5 years	1,185
10 years	2,173
Fidelity International Growth Fund-Class C
Expense Example:
1 year	310
3 years	649
5 years	1,114
10 years	2,400
Fidelity International Growth Fund - Class I
Expense Example:
1 year	103
3 years	322
5 years	558
10 years	1,236
Fidelity International Growth Fund-Class Z
Expense Example:
1 year	90
3 years	281
5 years	488
10 years	$ 1,084